Deposits and obligations (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Deposits and Obligations

(a)	This caption is made up as follows:

	2021	2020
	S/(000)	S/(000)
Saving deposits	22,541,822	17,852,282
Demand deposits	14,433,164	13,832,262
Time deposits (e)	10,954,233	13,534,993
Compensation for service time (c)	962,596	1,923,698
Other obligations	6,129	6,040

Total	48,897,944	47,149,275

Summary of Time Deposits Classified By Maturity
(e)	The table below presents the balance of time deposits classified by maturity as of December 31, 2021 and 2020:

	2021	2020
	S/(000)	S/(000)
Up to 1 month	4,679,045	6,983,091
From 1 to 3 months	2,205,213	2,208,207
From 3 months to 1 year	3,430,805	3,531,496
From 1 to 5 years	377,889	539,586
Over 5 years	261,281	272,613

Total	10,954,233	13,534,993